Distribution Date:	05/17/22	Wells Fargo Commercial Mortgage Trust 2018-C43
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2018-C43

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Investor Relations	(704) 374-6161	REAM_InvestorRelations@wellsfargo.com
Certificate Interest Reconciliation Detail	4		301 South College Street | Charlotte, NC 28288-0166 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001LAQ5	2.890000%	22,182,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001LAR3	3.860000%	7,539,000.00	2,064,226.58	2,064,226.58	6,639.93	102,266.27	0.00	2,173,132.78	0.00	0.00%	30.00%
A-SB	95001LAS1	3.951000%	40,193,000.00	40,193,000.00	0.00	132,335.45	0.00	0.00	132,335.45	40,193,000.00	33.17%	30.00%
A-3	95001LAT9	3.746000%	86,500,000.00	86,500,000.00	37,745,858.37	270,024.17	1,691,593.54	0.00	39,707,476.08	48,754,141.63	33.17%	30.00%
A-4	95001LAU6	4.012000%	337,416,000.00	337,416,000.00	0.00	1,128,094.16	0.00	0.00	1,128,094.16	337,416,000.00	33.17%	30.00%
A-S	95001LAX0	4.152000%	73,192,000.00	73,192,000.00	0.00	253,244.32	0.00	0.00	253,244.32	73,192,000.00	21.70%	19.63%
B	95001LAY8	4.253000%	32,628,000.00	32,628,000.00	0.00	115,639.07	0.00	0.00	115,639.07	32,628,000.00	16.59%	15.00%
C	95001LAZ5	4.514000%	29,983,000.00	29,983,000.00	0.00	112,786.05	0.00	0.00	112,786.05	29,983,000.00	11.89%	10.75%
D	95001LAC6	3.000000%	26,455,000.00	26,455,000.00	0.00	66,137.50	0.00	0.00	66,137.50	26,455,000.00	7.74%	7.00%
E	95001LAF9	4.609670%	18,519,000.00	18,519,000.00	0.00	71,138.74	0.00	0.00	71,138.74	18,519,000.00	4.84%	4.38%
F	95001LAH5	4.609670%	8,818,000.00	8,818,000.00	0.00	33,873.40	0.00	0.00	33,873.40	8,818,000.00	3.46%	3.13%
G*	95001LAK8	4.609670%	22,046,433.00	22,046,433.00	0.00	156,461.75	0.00	0.00	156,461.75	22,046,433.00	0.00%	0.00%
V	95001LAM4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001LAN2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Vertical RR	BCC2FVTG5	4.609670%	16,977,551.15	16,311,975.96	958,051.20	64,387.94	98,350.51	0.00	1,120,789.65	15,353,924.76	0.00%	0.00%
Interest
Regular SubTotal			722,448,984.15	694,126,635.54	40,768,136.15	2,410,762.48	1,892,210.32	0.00	45,071,108.95	653,358,499.39

X-A	95001LAV4	0.652960%	493,830,000.00	466,173,226.58	0.00	253,660.43	2,292,917.65	0.00	2,546,578.08	426,363,141.63
X-B	95001LAW2	0.353481%	135,803,000.00	135,803,000.00	0.00	40,003.13	0.00	0.00	40,003.13	135,803,000.00
X-D	95001LAA0	1.609670%	26,455,000.00	26,455,000.00	0.00	35,486.53	0.00	0.00	35,486.53	26,455,000.00
Notional SubTotal			656,088,000.00	628,431,226.58	0.00	329,150.09	2,292,917.65	0.00	2,622,067.74	588,621,141.63

Deal Distribution Total					40,768,136.15	2,739,912.57	4,185,127.97	0.00	47,693,176.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001LAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001LAR3	273.80641730	273.80641730	0.88074413	0.00000000	0.00000000	13.56496485	0.00000000	288.25212628	0.00000000
A-SB	95001LAS1	1,000.00000000	0.00000000	3.29249994	0.00000000	0.00000000	0.00000000	0.00000000	3.29249994	1,000.00000000
A-3	95001LAT9	1,000.00000000	436.36830486	3.12166671	0.00000000	0.00000000	19.55599468	0.00000000	459.04596624	563.63169514
A-4	95001LAU6	1,000.00000000	0.00000000	3.34333333	0.00000000	0.00000000	0.00000000	0.00000000	3.34333333	1,000.00000000
A-S	95001LAX0	1,000.00000000	0.00000000	3.46000000	0.00000000	0.00000000	0.00000000	0.00000000	3.46000000	1,000.00000000
B	95001LAY8	1,000.00000000	0.00000000	3.54416667	0.00000000	0.00000000	0.00000000	0.00000000	3.54416667	1,000.00000000
C	95001LAZ5	1,000.00000000	0.00000000	3.76166661	0.00000000	0.00000000	0.00000000	0.00000000	3.76166661	1,000.00000000
D	95001LAC6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	95001LAF9	1,000.00000000	0.00000000	3.84139208	0.00000000	0.00000000	0.00000000	0.00000000	3.84139208	1,000.00000000
F	95001LAH5	1,000.00000000	0.00000000	3.84139261	0.00000000	0.00000000	0.00000000	0.00000000	3.84139261	1,000.00000000
G	95001LAK8	1,000.00000000	0.00000000	7.09691903	(3.25552664)	7.60437074	0.00000000	0.00000000	7.09691903	1,000.00000000
V	95001LAM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001LAN2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Vertical RR	BCC2FVTG5	960.79674954	56.43047054	3.79253400	(0.10173729)	0.23764146	5.79297386	0.00000000	66.01597840	904.36627900
Interest

Notional Certificates
X-A	95001LAV4	943.99535585	0.00000000	0.51365942	0.00000000	0.00000000	4.64313154	0.00000000	5.15679096	863.38039736
X-B	95001LAW2	1,000.00000000	0.00000000	0.29456735	0.00000000	0.00000000	0.00000000	0.00000000	0.29456735	1,000.00000000
X-D	95001LAA0	1,000.00000000	0.00000000	1.34139218	0.00000000	0.00000000	0.00000000	0.00000000	1.34139218	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/22 - 04/30/22	30	0.00	6,639.93	0.00	6,639.93	0.00	0.00	0.00	6,639.93	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	132,335.45	0.00	132,335.45	0.00	0.00	0.00	132,335.45	0.00
A-3	04/01/22 - 04/30/22	30	0.00	270,024.17	0.00	270,024.17	0.00	0.00	0.00	270,024.17	0.00
A-4	04/01/22 - 04/30/22	30	0.00	1,128,094.16	0.00	1,128,094.16	0.00	0.00	0.00	1,128,094.16	0.00
X-A	04/01/22 - 04/30/22	30	0.00	253,660.43	0.00	253,660.43	0.00	0.00	0.00	253,660.43	0.00
X-B	04/01/22 - 04/30/22	30	0.00	40,003.13	0.00	40,003.13	0.00	0.00	0.00	40,003.13	0.00
X-D	04/01/22 - 04/30/22	30	0.00	35,486.53	0.00	35,486.53	0.00	0.00	0.00	35,486.53	0.00
A-S	04/01/22 - 04/30/22	30	0.00	253,244.32	0.00	253,244.32	0.00	0.00	0.00	253,244.32	0.00
B	04/01/22 - 04/30/22	30	0.00	115,639.07	0.00	115,639.07	0.00	0.00	0.00	115,639.07	0.00
C	04/01/22 - 04/30/22	30	0.00	112,786.05	0.00	112,786.05	0.00	0.00	0.00	112,786.05	0.00
D	04/01/22 - 04/30/22	30	0.00	66,137.50	0.00	66,137.50	0.00	0.00	0.00	66,137.50	0.00
E	04/01/22 - 04/30/22	30	0.00	71,138.74	0.00	71,138.74	0.00	0.00	0.00	71,138.74	0.00
F	04/01/22 - 04/30/22	30	0.00	33,873.40	0.00	33,873.40	0.00	0.00	0.00	33,873.40	0.00
G	04/01/22 - 04/30/22	30	238,505.81	84,688.99	0.00	84,688.99	(71,772.75)	0.00	0.00	156,461.75	167,649.25
Vertical RR
	04/01/22 - 04/30/22	30	5,739.77	62,660.70	0.00	62,660.70	(1,727.25)	0.00	0.00	64,387.94	4,034.57
Interest
Totals			244,245.58	2,666,412.57	0.00	2,666,412.57	(73,500.00)	0.00	0.00	2,739,912.57	171,683.82

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	47,693,176.69
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,679,944.07	Master Servicing Fee	6,017.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,552.23
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	289.22
ARD Interest	0.00	Operating Advisor Fee	1,139.63
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	242.94
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,679,944.07	Total Fees	13,531.51

Principal		Expenses/Reimbursements
Scheduled Principal	536,060.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	40,232,075.85	Special Servicing Fees (Monthly)	(73,500.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	40,768,136.15	Total Expenses/Reimbursements	(73,500.00)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	4,185,127.97	Interest Distribution	2,739,912.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	40,768,136.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	4,185,127.97
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	4,185,127.97	Total Payments to Certificateholders and Others	47,693,176.69
Total Funds Collected	47,633,208.19	Total Funds Distributed	47,633,208.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	694,126,636.33	694,126,636.33	Beginning Certificate Balance	694,126,635.54
(-) Scheduled Principal Collections	536,060.30	536,060.30	(-) Principal Distributions	40,768,136.15
(-) Unscheduled Principal Collections	40,232,075.85	40,232,075.85	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	653,358,500.18	653,358,500.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	694,735,460.27	694,735,460.27	Ending Certificate Balance	653,358,499.39
Ending Actual Collateral Balance	653,358,500.16	653,358,500.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.79)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.79)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP	Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP
2,000,000 or less	3	4,685,433.95	0.72%	67	4.9407	1.677868	1.30 or less	4	58,322,133.94	8.93%	64	4.6050	0.802112
2,000,001 to 3,000,000	10	25,060,486.59	3.84%	68	5.2618	1.683907	1.31 to 1.40	4	21,425,143.67	3.28%	69	5.4593	1.367947
3,000,001 to 4,000,000	4	13,641,850.03	2.09%	67	5.1618	2.037800	1.41 to 1.50	5	18,773,902.91	2.87%	68	5.0397	1.450090
4,000,001 to 5,000,000	5	23,254,046.33	3.56%	57	5.2766	1.584099	1.51 to 1.75	10	79,091,848.01	12.11%	70	4.8741	1.665522
5,000,001 to 6,000,000	4	22,710,912.69	3.48%	69	5.4033	1.614151	1.76 to 2.00	11	79,955,342.13	12.24%	69	4.9321	1.903093
6,000,001 to 7,000,000	2	13,096,780.80	2.00%	68	4.5161	2.481255	2.01 to 2.25	5	51,433,814.08	7.87%	70	4.9779	2.155467
7,000,001 to 8,000,000	4	30,906,314.46	4.73%	69	4.7168	2.273448	2.26 to 2.50	5	158,659,935.23	24.28%	69	4.5429	2.354371
8,000,001 to 9,000,000	1	8,968,401.35	1.37%	70	4.7900	1.952000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	3	28,610,085.71	4.38%	69	4.9126	2.792739	2.76 to 3.00	2	21,192,951.03	3.24%	68	4.3381	2.834800
10,000,001 to 15,000,000	4	54,582,616.28	8.35%	69	4.9627	1.889476	3.01 or greater	6	111,421,367.75	17.05%	68	3.7462	3.625742
15,000,001 to 20,000,000	2	34,566,534.26	5.29%	69	4.5311	2.494056	Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460
20,000,001 to 30,000,000	5	119,543,068.60	18.30%	69	4.3978	2.180743
30,000,001 to 50,000,000	4	166,649,907.70	25.51%	69	4.4298	2.015986
50,000,001 or greater	1	54,000,000.00	8.26%	67	3.6189	3.669500
Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	53,082,061.43	8.12%	66	4.9173	NAP
							Defeased	17	53,082,061.43	8.12%	66	4.9173	NAP
Alabama	3	19,593,261.80	3.00%	69	5.1750	1.692612
							Industrial	16	144,971,874.20	22.19%	70	4.7077	2.239599
Arizona	6	15,059,045.27	2.30%	69	4.8757	3.569441
							Lodging	6	36,500,104.92	5.59%	62	5.1777	2.276136
California	36	242,957,676.27	37.19%	68	4.2895	2.794177
							Mixed Use	4	17,427,138.89	2.67%	69	4.7629	2.150487
Colorado	4	8,180,537.83	1.25%	67	5.0362	1.759556
							Mobile Home Park	15	27,778,336.74	4.25%	68	5.2444	1.915301
Connecticut	2	16,566,534.26	2.54%	70	4.8800	2.151100
							Multi-Family	4	20,277,856.67	3.10%	67	5.1712	2.083455
Florida	7	14,050,109.44	2.15%	69	4.8062	2.027218
							Office	19	207,113,469.93	31.70%	68	4.1474	2.480918
Georgia	6	32,537,852.85	4.98%	68	4.7002	2.137810
							Retail	41	135,032,692.31	20.67%	69	4.6330	1.947239
Illinois	4	8,205,872.36	1.26%	69	4.5177	2.144340
							Self Storage	5	11,174,965.10	1.71%	67	5.0602	1.630152
Kentucky	2	3,610,000.00	0.55%	70	4.8200	2.291300
							Totals	127	653,358,500.18	100.00%	68	4.6026	2.190460
Maryland	1	5,887,203.46	0.90%	70	5.6000	1.441500

Michigan	1	5,400,000.00	0.83%	70	4.8200	2.291300

Minnesota	1	35,809,907.70	5.48%	69	4.3050	0.734700

Mississippi	1	2,458,055.28	0.38%	68	5.2400	1.890700

New Jersey	1	20,943,068.60	3.21%	70	4.8650	1.542900

New York	3	11,251,879.15	1.72%	67	4.9501	1.748313

North Carolina	1	2,090,000.00	0.32%	68	4.0533	2.376500

Ohio	7	35,571,577.81	5.44%	70	4.8597	1.897366

Pennsylvania	1	8,968,401.35	1.37%	70	4.7900	1.952000

South Carolina	2	9,487,212.55	1.45%	40	5.5034	0.953538

Tennessee	3	5,175,000.00	0.79%	68	4.0533	2.376500

Texas	9	60,593,282.22	9.27%	69	4.6322	1.583636

Virginia	6	28,476,457.37	4.36%	68	4.6746	2.412928

Wisconsin	3	7,403,503.19	1.13%	67	5.0351	2.184324

Totals	127	653,358,500.18	100.00%	68	4.6026	2.190460

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP	Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP
	3.500% or less	1	30,000,000.00	4.59%	68	3.3650	3.239100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	1	54,000,000.00	8.26%	67	3.6189	3.669500	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	7,535,000.00	1.15%	68	3.8630	3.929700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	53,840,000.00	8.24%	68	4.1057	2.521329	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	5	122,867,907.97	18.81%	69	4.3742	1.876495	49 months or greater	52	600,276,438.75	91.88%	68	4.5748	2.225102
	4.501% to 4.750%	2	14,635,907.72	2.24%	68	4.5737	1.726394	Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460
	4.751% to 5.000%	18	216,208,461.55	33.09%	69	4.8848	2.128375
	5.001% to 5.250%	11	53,707,021.51	8.22%	69	5.1037	1.710433
	5.251% to 5.500%	5	21,048,402.59	3.22%	56	5.3669	1.209115
	5.501% to 5.750%	4	18,106,710.14	2.77%	70	5.6464	1.613855
	5.751% to 6.250%	1	5,854,737.81	0.90%	69	5.8400	1.387200
	6.251% or greater	1	2,472,289.46	0.38%	70	6.3100	1.753400
	Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP	Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP
	112 months or less	52	600,276,438.75	91.88%	68	4.5748	2.225102	Interest Only	9	216,075,000.00	33.07%	69	4.2582	2.488164
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	297 months or less	3	22,351,633.53	3.42%	69	5.1277	1.900445
	Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460	298 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	40	361,849,805.22	55.38%	68	4.7297	2.088071
								Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	53,082,061.43	8.12%	66	4.9173	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	50	577,374,831.96	88.37%	68	4.5583	2.258561
	13 months to 24 months	1	7,936,247.17	1.21%	69	4.9000	1.903400
	25 months or greater	1	14,965,359.62	2.29%	69	5.0400	1.104800
	Totals	59	653,358,500.18	100.00%	68	4.6026	2.190460
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100810	OF	Sunnyvale	CA	Actual/360	3.619%	162,850.50	0.00	0.00	N/A	12/06/27	--	54,000,000.00	54,000,000.00	05/06/22
2	310942779	IN	Irvine	CA	Actual/360	4.375%	182,291.67	0.00	0.00	N/A	02/07/28	--	50,000,000.00	50,000,000.00	05/07/22
3	883100835	Various Various		CA	Actual/360	4.890%	183,375.00	0.00	0.00	N/A	02/06/28	--	45,000,000.00	45,000,000.00	05/06/22
4	883100832	OF	Bloomington	MN	Actual/360	4.305%	128,667.27	55,534.14	0.00	N/A	02/06/28	--	35,865,441.84	35,809,907.70	05/06/22
5	310080005	Various Various		Various	Actual/360	4.053%	121,058.56	0.00	0.00	N/A	01/06/28	--	35,840,000.00	35,840,000.00	05/06/22
6	310080006	IN	Katy	TX	Actual/360	5.141%	140,641.95	32,828,308.87	0.00	N/A	02/01/28	--	32,828,308.87	0.00	05/01/22
7	310944022	OF	Sunnyvale	CA	Actual/360	3.365%	84,124.45	0.00	0.00	01/06/28	04/06/31	--	30,000,000.00	30,000,000.00	05/06/22
8	300571796	RT	Houston	TX	Actual/360	4.440%	98,050.00	0.00	0.00	N/A	03/06/28	--	26,500,000.00	26,500,000.00	05/06/22
9	310943442	OF	Parsippany	NJ	Actual/360	4.865%	85,033.42	31,258.89	0.00	N/A	03/11/28	--	20,974,327.49	20,943,068.60	05/11/22
10	310944082	IN	Groveport	OH	Actual/360	4.760%	83,696.67	0.00	0.00	N/A	03/11/28	--	21,100,000.00	21,100,000.00	05/11/22
11	307331053	IN	Various	CA	Actual/360	4.990%	87,325.00	0.00	0.00	N/A	03/06/28	--	21,000,000.00	21,000,000.00	05/06/22
12	300571790	SS	Various	Various	Actual/360	5.130%	87,018.78	27,388.10	0.00	N/A	02/06/28	--	20,355,269.95	20,327,881.85	05/06/22
13	610943353	OF	Richmond	VA	Actual/360	4.210%	63,150.00	0.00	0.00	N/A	01/11/28	--	18,000,000.00	18,000,000.00	05/11/22
14	307331054	IN	Meriden	CT	Actual/360	4.880%	67,459.08	21,763.65	0.00	N/A	03/06/28	--	16,588,297.91	16,566,534.26	05/06/22
15	883100825	RT	Austin	TX	Actual/360	5.040%	62,952.50	23,330.53	0.00	N/A	02/06/28	--	14,988,690.15	14,965,359.62	05/06/22
16	307331048	MF	Atlanta	GA	Actual/360	5.000%	60,458.33	20,064.91	0.00	N/A	01/06/28	--	14,510,000.14	14,489,935.23	05/06/22
17	610941721	IN	Various	Various	Actual/360	4.820%	53,542.17	0.00	0.00	03/11/28	03/11/34	--	13,330,000.00	13,330,000.00	05/11/22
18	307331051	LO	Oxford	AL	Actual/360	4.980%	49,070.00	26,775.30	0.00	N/A	02/06/28	--	11,824,096.73	11,797,321.43	05/06/22
19	310080019	MF	El Paso	TX	Actual/360	3.851%	41,400.34	0.00	0.00	N/A	02/06/28	--	12,900,650.00	12,900,650.00	05/06/22
20	610941773	IN	Fresno	CA	Actual/360	5.070%	41,654.12	15,162.20	0.00	N/A	03/11/28	--	9,858,962.81	9,843,800.61	05/11/22
21	310939716	LO	Yuma	AZ	Actual/360	4.830%	37,607.22	15,040.80	0.00	N/A	02/11/28	--	9,343,408.28	9,328,367.48	05/11/22
22	600943865	RT	Buford	GA	Actual/360	4.830%	38,041.51	13,390.34	0.00	N/A	02/11/28	--	9,451,307.96	9,437,917.62	05/11/22
23	883100831	OF	Blue Bell	PA	Actual/360	4.790%	35,856.56	14,453.30	0.00	N/A	03/06/28	--	8,982,854.65	8,968,401.35	05/06/22
24	310080024	LO	Willow Grove	PA	Actual/360	5.040%	31,416.97	7,480,231.78	0.00	N/A	11/11/27	--	7,480,231.78	0.00	05/11/22
25	410943208	OF	Purchase	NY	Actual/360	4.900%	32,458.01	12,653.76	0.00	N/A	02/11/28	--	7,948,900.93	7,936,247.17	05/11/22
26	310080026	RT	Montgomery	AL	Actual/360	5.470%	35,581.32	9,832.81	0.00	N/A	03/11/28	--	7,805,773.18	7,795,940.37	05/11/22
27	610942907	MU	Petaluma	CA	Actual/360	4.600%	29,326.74	11,325.96	0.00	N/A	01/11/28	--	7,650,452.88	7,639,126.92	05/11/22
28	300571797	MH	Various	Various	Actual/360	5.520%	34,193.60	9,281.40	0.00	N/A	12/06/27	--	7,433,390.59	7,424,109.19	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	883100815	RT	Santa Rosa	CA	Actual/360	3.863%	24,256.42	0.00	0.00	N/A	01/06/28	--	7,535,000.00	7,535,000.00	05/06/22
31	410941948	RT	Arlington	TX	Actual/360	4.545%	26,537.83	9,907.06	0.00	N/A	12/11/27	--	7,006,687.86	6,996,780.80	05/11/22
32	307331050	MH	Various	AZ	Actual/360	4.950%	23,693.22	13,132.98	0.00	N/A	01/06/28	--	5,743,810.76	5,730,677.78	05/06/22
33	310080033	LO	Waldorf	MD	Actual/360	5.600%	27,512.40	8,310.13	0.00	N/A	03/11/28	--	5,895,513.59	5,887,203.46	05/11/22
34	300571791	MH	Deerfield	OH	Actual/360	5.840%	28,532.01	8,004.76	0.00	N/A	02/06/28	--	5,862,742.57	5,854,737.81	05/06/22
35	883100827	OF	Newark	CA	Actual/360	4.483%	22,788.58	0.00	0.00	N/A	02/06/28	--	6,100,000.00	6,100,000.00	05/06/22
36	410942170	IN	Newport News	VA	Actual/360	5.190%	22,690.09	7,970.69	0.00	N/A	02/11/28	--	5,246,264.33	5,238,293.64	05/11/22
37	300571798	LO	Blythewood	SC	Actual/360	5.700%	22,959.34	9,910.30	0.00	N/A	03/06/28	--	4,833,544.62	4,823,634.32	05/06/22
38	310943242	LO	Greer	SC	Actual/360	5.300%	20,628.26	6,970.38	0.00	N/A	02/11/23	--	4,670,548.61	4,663,578.23	05/11/22
39	310080039	RT	San Diego	CA	Actual/360	5.700%	23,037.50	0.00	0.00	N/A	02/06/28	--	4,850,000.00	4,850,000.00	05/06/22
40	310080040	OF	Nacogdoches	TX	Actual/360	5.230%	19,460.36	6,258.71	0.00	N/A	03/11/28	--	4,465,092.22	4,458,833.51	05/11/22
41	410943226	IN	Hayward	CA	Actual/360	4.380%	16,295.19	6,435.71	0.00	N/A	02/11/28	--	4,464,435.98	4,458,000.27	05/11/22
42	310080042	MH	Various	CO	Actual/360	5.190%	16,641.37	5,709.73	0.00	N/A	12/11/27	--	3,847,715.50	3,842,005.77	05/11/22
43	883100828	OF	Fort Myers	FL	Actual/360	4.760%	15,866.67	0.00	0.00	N/A	02/06/28	--	4,000,000.00	4,000,000.00	05/06/22
44	310080044	MH	Various	Various	Actual/360	5.750%	16,835.27	4,829.87	0.00	N/A	03/11/28	--	3,513,447.84	3,508,617.97	05/11/22
45	310080045	MF	Various	NY	Actual/360	5.070%	14,031.00	5,313.61	0.00	N/A	08/11/27	--	3,320,945.59	3,315,631.98	05/11/22
46	310080046	RT	Vero Beach	FL	Actual/360	5.320%	14,612.83	4,866.33	0.00	N/A	03/11/28	--	3,296,127.58	3,291,261.25	05/11/22
47	310080047	MH	Milwaukee	WI	Actual/360	5.060%	13,481.97	4,354.35	0.00	N/A	02/11/28	--	3,197,305.38	3,192,951.03	05/11/22
48	310080048	MH	Hays	KS	Actual/360	5.380%	13,354.89	4,434.09	0.00	N/A	12/11/27	--	2,978,786.13	2,974,352.04	05/11/22
49	310080049	RT	Plover	WI	Actual/360	4.950%	11,912.68	4,634.19	0.00	N/A	11/11/27	--	2,887,922.58	2,883,288.39	05/11/22
51	310080051	MH	Various	VA	Actual/360	5.260%	12,140.80	3,891.07	0.00	N/A	02/11/28	--	2,769,765.34	2,765,874.27	05/11/22
52	310080052	MH	Avon Park	FL	Actual/360	5.060%	11,384.62	3,695.18	0.00	N/A	01/11/28	--	2,699,910.62	2,696,215.44	05/11/22
53	310080053	RT	Streamwood	IL	Actual/360	5.550%	11,791.42	3,623.69	0.00	N/A	03/11/28	--	2,549,496.05	2,545,872.36	05/11/22
54	310080054	SS	Crescent City	CA	Actual/360	5.350%	11,304.20	3,772.97	0.00	N/A	01/11/28	--	2,535,521.44	2,531,748.47	05/11/22
55	310080055	SS	New Albany	MS	Actual/360	5.240%	10,749.79	3,729.30	0.00	N/A	01/11/28	--	2,461,784.58	2,458,055.28	05/11/22
56	300571794	MF	Lynchburg	VA	Actual/360	6.310%	13,016.39	3,093.85	0.00	N/A	03/06/28	--	2,475,383.31	2,472,289.46	05/06/22
57	310080057	MH	Winter Haven	FL	Actual/360	5.060%	10,001.33	3,246.19	0.00	N/A	01/11/28	--	2,371,857.05	2,368,610.86	05/11/22
58	310080058	SS	Colorado Springs	CO	Actual/360	4.900%	9,142.40	3,165.15	0.00	N/A	12/11/27	--	2,238,955.38	2,235,790.23	05/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	310080059	SS	Thornton	CO	Actual/360	4.900%	8,598.35	2,976.80	0.00	N/A	12/11/27	--	2,105,718.63	2,102,741.83	05/11/22
60	310080060	MH	Marshfield	WI	Actual/360	5.580%	9,063.98	2,793.36	0.00	N/A	01/11/23	--	1,949,243.74	1,946,450.38	05/11/22
61	410942134	SS	Killeen	TX	Actual/360	4.800%	7,397.85	2,833.12	0.00	N/A	12/11/27	--	1,849,462.41	1,846,629.29	05/11/22
62	410943685	RT	Miami	FL	Actual/360	4.920%	6,207.17	2,402.33	0.00	N/A	02/11/28	--	1,513,943.22	1,511,540.89	05/11/22
63	310080063	MH	Franklin	WI	Actual/360	5.160%	5,716.15	2,073.51	0.00	N/A	10/11/27	--	1,329,337.28	1,327,263.77	05/11/22
Totals							2,679,944.07	40,768,136.15	0.00				694,126,636.33	653,358,500.18
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	5,697,737.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	16,727,910.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	27,800,816.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,221,094.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,613,252.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,902,287.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	37,749,827.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,077,777.00	522,480.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,512,308.20	1,763,074.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,979,542.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,567,559.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,698,950.12	614,481.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,337,263.44	1,806,848.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,317,468.00	921,260.00	01/01/19	09/30/19	--	0.00	32,669.18	0.00	0.00	0.00	0.00
16	1,963,860.62	568,400.23	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,665,949.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,924,295.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,618,038.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,005,158.43	3,165,223.08	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,050,607.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,399,781.34	338,125.44	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	251,764.00	178,563.00	07/01/20	06/30/21	05/11/22	0.00	0.00	0.00	0.00	0.00	0.00
25	1,144,591.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	837,155.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,020,840.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,215,810.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	804,480.95	535,803.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	855,633.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	713,895.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	616,545.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,156,272.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	742,368.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	457,115.53	783,209.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	72,875.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	459,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	448,316.54	112,079.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	944,802.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	517,960.08	127,276.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	344,100.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	522,806.68	126,856.10	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	534,101.99	160,911.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	305,827.65	72,429.60	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	332,566.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	379,139.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	326,155.16	84,052.56	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	267,661.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	84,306.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	286,730.98	269,239.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	299,521.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	226,535.45	64,419.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	135,336.07	56,767.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	191,045.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	151,087.86	111,811.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	52,118.92	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	141,696,138.80	18,217,476.52				0.00	32,669.18	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	310080006	32,778,035.67	Payoff w/ yield maintenance	0.00	4,185,127.97
24	310080024	7,454,040.18	Disposition	0.00	0.00
Totals		40,232,075.85		0.00	4,185,127.97
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	0	0.00	1	14,965,359.62	0	0.00	0	0.00	0	0.00	2	40,232,075.85	4.602643%	4.573033%	68
04/18/22	0	0.00	0	0.00	1	7,480,231.78	1	14,988,690.15	0	0.00	0	0.00	0	0.00	1	2,831,803.99	4.633064%	4.601578%	69
03/17/22	0	0.00	0	0.00	1	7,505,267.49	1	15,009,830.52	0	0.00	0	0.00	0	0.00	0	0.00	4.636918%	4.605476%	70
02/17/22	0	0.00	0	0.00	1	7,533,345.35	1	15,037,167.85	0	0.00	0	0.00	0	0.00	0	0.00	4.637250%	4.605797%	71
01/18/22	0	0.00	0	0.00	1	7,558,151.54	1	15,058,098.73	0	0.00	0	0.00	0	0.00	0	0.00	4.637497%	4.606036%	72
12/17/21	0	0.00	1	15,078,939.16	1	7,582,850.54	1	15,078,939.16	0	0.00	0	0.00	0	0.00	0	0.00	4.637744%	4.606273%	73
11/18/21	1	15,101,794.65	0	0.00	1	7,608,503.40	1	15,101,794.65	0	0.00	0	0.00	0	0.00	0	0.00	4.638016%	4.606536%	74
10/18/21	0	0.00	0	0.00	1	7,632,984.82	1	15,122,446.26	0	0.00	0	0.00	0	0.00	0	0.00	4.638259%	4.606770%	75
09/17/21	0	0.00	0	0.00	1	7,658,427.99	1	15,145,119.79	0	0.00	0	0.00	0	0.00	0	0.00	4.638527%	4.607030%	76
08/17/21	0	0.00	0	0.00	1	7,682,693.67	1	15,165,584.18	0	0.00	0	0.00	0	0.00	0	0.00	4.638768%	4.607261%	77
07/16/21	0	0.00	0	0.00	2	22,892,814.63	1	15,185,960.14	0	0.00	0	0.00	0	0.00	0	0.00	4.639006%	4.607491%	78
06/17/21	0	0.00	0	0.00	2	22,940,356.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639271%	4.607746%	79
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		6,610,029	6,610,029	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		646,748,472	631,783,112	0		14,965,360

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	653,358,500	638,393,141	0	0	0	14,965,360
Apr-22	694,126,636	671,657,714	0	0	7,480,232	14,988,690
Mar-22	697,448,234	674,933,136	0	0	7,505,267	15,009,831
Feb-22	698,080,387	675,509,874	0	0	7,533,345	15,037,168
Jan-22	698,565,372	675,949,122	0	0	7,558,152	15,058,099
Dec-21	699,048,280	676,386,491	0	0	7,582,851	15,078,939
Nov-21	699,577,480	676,867,182	0	0	7,608,503	15,101,795
Oct-21	700,056,053	677,300,622	0	0	7,632,985	15,122,446
Sep-21	700,581,075	677,777,527	0	0	7,658,428	15,145,120
Aug-21	701,055,350	678,207,072	0	0	7,682,694	15,165,584
Jul-21	701,527,594	678,634,779	0	0	7,706,854	15,185,960
Jun-21	702,046,516	679,106,159	0	0	22,940,357	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	883100825	14,965,359.62	14,965,359.62	23,000,000.00	09/06/17	857,960.00	1.10480	09/30/19	02/06/28	308
24	310080024	0.00	-	9,350,000.00	08/19/21	131,615.00	0.19030	06/30/21	11/11/27	185
Totals		14,965,359.62	14,965,359.62	32,350,000.00		989,575.00

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
15	883100825	RT	TX	04/15/20	2

5/3/2022 - Loan transferred to special servicing 4/15/20 for non-monetary default due to prohibited liens filed against the collateral. Trust counsel issued default notice upon transfer to special servicing, citing the prohibited transfer, payment default , and failure to comply with financial reporting covenants. Defaults were not cured, foreclosure notice posted for April 2021. Borrower filed TRO in advance of the foreclosure sale date, and parties required by the court to attend mediation in Oct. 2021 w hich was done. Another mediation is expected during 2nd Qtr. 2022. The loan is on Cash Management in the interim and payments are current.

24	310080024	LO	PA	06/16/20	13

4/15/2022: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral is a limited-service Fairfield Inn & Suites with 108 guest rooms located in Willow Grove, PA (Philadelphia MSA). Built in 2016, the four-story property sits o n a 2.58-acre site with parking for 115 cars. Hotel has remained open, with diminished occupancy. Outside Counsel has been engaged and Default/Demand Letter sent. A Receiver was appointed by the Court in February 2021. Receiver sale conducted 12/15/21. Cl osing scheduled for March 21, 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
22	600943865	9,732,511.57	4.83000%	9,732,511.57 4.83000%		10	05/11/20	05/11/20	06/11/20
33	310080033	6,032,417.10	5.60000%	6,032,417.10 5.60000%			09/11/20	09/11/20	11/12/20
Totals		15,764,928.67		15,764,928.67
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	310080024 05/17/22	7,480,231.78	9,350,000.00	10,645,922.43	3,165,690.65	10,645,922.43	7,480,231.78	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		7,480,231.78	9,350,000.00	10,645,922.43	3,165,690.65	10,645,922.43	7,480,231.78	0.00	0.00	0.00	0.00
Cumulative Totals		7,480,231.78	9,350,000.00	10,645,922.43	3,165,690.65	10,645,922.43	7,480,231.78	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	310080024	05/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	(77,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(73,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(73,500.00)

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Supplemental Notes
None

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